Consolidated Summary of Investments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost	$ 62,727
Amount at which shown in the consolidated balance sheet	65,059
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,030
Amount at which shown in the consolidated balance sheet	1,030
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,340
Amount at which shown in the consolidated balance sheet	1,340
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,406
Amount at which shown in the consolidated balance sheet	1,406
US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	358
Fair value	396
Amount at which shown in the consolidated balance sheet	396
Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	3,433
Fair value	3,845
Amount at which shown in the consolidated balance sheet	3,845
Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	5,374
Fair value	5,582
Amount at which shown in the consolidated balance sheet	5,582
All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	38,677
Fair value	40,378
Amount at which shown in the consolidated balance sheet	40,378
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	47,842
Fair value	50,201
Amount at which shown in the consolidated balance sheet	50,201
Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	14
Fair value	12
Amount at which shown in the consolidated balance sheet	12
Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	44
Fair value	52
Amount at which shown in the consolidated balance sheet	52
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	73
Fair value	79
Amount at which shown in the consolidated balance sheet	79
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	73
Fair value	74
Amount at which shown in the consolidated balance sheet	74
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	10,963
Amount at which shown in the consolidated balance sheet	10,929	[1]
Banks, Trust and Insurance, Equities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	15
Fair value	15
Amount at which shown in the consolidated balance sheet	$ 15

[1]	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.